UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kamunting Street Capital Management, L.P.
Address:   300 Atlantic Street, 7th Floor
           Stamford, CT 06901


Form 13F File Number: 028-11244


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kamunting Street Management, L.L.C.
Title:  Allan C. Teh, Managing Member
Phone:  212-490-4350

Signature,  Place,  and  Date  of  Signing:

/s/ Allan C. Teh                   New York, NY                       2/14/11
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      201,841
                                         --------------
                                         (in thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.  Form 13F  File Number           Name
NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS       CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALCATEL-LUCENT               SPONSORED ADR         013904305      444    150,000 SH       SOLE                   150,000      0    0
ANNALY CAP MGMT INC          NOTE 4.000% 2/1       035710AA0   26,086 22,500,000 PRN      SOLE                22,500,000      0    0
CELL THERAPEUTICS INC        NOTE 7.500% 4/3       150934AK3    1,960  2,000,000 PRN      SOLE                 2,000,000      0    0
CHINA SUNERGY CO LTD         NOTE 4.750% 6/1       16942XAB0    3,600  4,500,000 PRN      SOLE                 4,500,000      0    0
CIENA CORP                   NOTE 0.875% 6/1       171779AE1    4,913  6,000,000 PRN      SOLE                 6,000,000      0    0
CITIGROUP INC                DEP SH 1/1000         172967598    1,302     28,622 SH       SOLE                    28,622      0    0
COMPUCREDIT HLDGS CORP       NOTE 3.625% 5/3       20478NAB6    5,134  6,005,000 PRN      SOLE                 6,005,000      0    0
DRYSHIPS INC                 SHS                   Y2109Q101    1,383    251,993 SH       SOLE                   251,993      0    0
DRYSHIPS INC.                NOTE 5.000%12/0       262498AB4   14,881 14,500,000 PRN      SOLE                14,500,000      0    0
EASTMAN KODAK CO             NOTE 7.000% 4/0       277461BJ7    4,686  4,500,000 PRN      SOLE                 4,500,000      0    0
EVERGREEN SOLAR INC          NOTE 4.000% 7/1       30033RAC2    1,500  4,000,000 PRN      SOLE                 4,000,000      0    0
EXIDE TECHNOLOGIES           FRNT        9/1       302051AL1    1,746  2,000,000 PRN      SOLE                 2,000,000      0    0
FORD MTR CO CAP TR II        PFD TR CV6.5%         345395206   38,740    746,224 SH       SOLE                   746,224      0    0
GLOBAL INDS LTD              DBCV 2.750% 8/0       379336AE0    3,364  4,500,000 PRN      SOLE                 4,500,000      0    0
LIBERTY GLOBAL INC           NOTE 4.500%11/1       530555AB7   25,900 17,500,000 PRN      SOLE                17,500,000      0    0
MYLAN INC                    NOTE 3.750% 9/1       628530AJ6   21,656 12,500,000 PRN      SOLE                12,500,000      0    0
OMNICARE CAP TR II           PFD B TR 4.00%        68214Q200    9,195    240,391 SH       SOLE                   240,391      0    0
SOLARFUN POWER HOLDINGS CO L SPONSORED ADR         83415U108    3,030    370,915 SH       SOLE                   370,915      0    0
STERLITE INDS INDIA LTD      NOTE 4.000%10/3       859737AB4    6,154  6,000,000 PRN      SOLE                 6,000,000      0    0
SUNTECH PWR HLDGS CO LTD     NOTE 3.000% 3/1       86800CAE4    5,265  6,000,000 PRN      SOLE                 6,000,000      0    0
TELEFLEX INC                 NOTE 3.875% 8/0       879369AA4   19,402 18,500,000 PRN      SOLE                18,500,000      0    0
UAL CORP                     DBCV 5.000% 2/0       902549AE4    1,500  1,500,000 PRN      SOLE                 1,500,000      0    0
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